Annual Total Returns- PIMCO Total Return Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Total Return Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.50%	9.49%	(2.06%)	4.17%	0.35%	2.57%	4.81%	(0.63%)	8.25%	8.54%